SUPPLEMENT DATED JULY 28, 1997
                            TO THE PROSPECTUSES OF

                             FRANKLIN EQUITY FUND
                            DATED NOVEMBER 1, 1996

                              FRANKLIN GOLD FUND
                            DATED DECEMBER 1, 1996

                        FRANKLIN CUSTODIAN FUNDS, INC.
                        FRANKLIN RISING DIVIDENDS FUND
                    FRANKLIN INVESTMENT GRADE INCOME FUND
                      U.S. GOVERNMENT SECURITIES SERIES
                                INCOME SERIES
                            DATED FEBRUARY 1, 1997

             FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
                    FRANKLIN GLOBAL GOVERNMENT INCOME FUND
                     FRANKLIN CONVERTIBLE SECURITIES FUND
                             DATED MARCH 1, 1997

                         TEMPLETON GROWTH FUND, INC.
                      TEMPLETON GLOBAL REAL ESTATE FUND
                          TEMPLETON GLOBAL BOND FUND
                            DATED JANUARY 1, 1997

                TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                            DATED JANUARY 1, 1997
                          AS AMENDED MARCH 17, 1997

                             TEMPLETON WORLD FUND
                            DATED JANUARY 1, 1997
                          AS AMENDED MARCH 19, 1997

                            TEMPLETON FOREIGN FUND
                            DATED JANUARY 1, 1997
                           AS AMENDED APRIL 4, 1997

                        TEMPLETON AMERICAN TRUST, INC.
                     TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      TEMPLETON DEVELOPING MARKETS TRUST
                              DATED MAY 1, 1997

I. The first sentence of the statement appearing on the inside front cover of the prospectus, which begins "This prospectus is not an offering...", is amended, as appropriate, TO READ: This prospectus is not an offering of the securities herein described in any state, jurisdiction or country in which the offering is not authorized.

II. The section "Sales Charge Waivers" under "How Do I Buy Shares? - Sales Charge Reductions and Waivers" is amended to add the following new category 5 to the list of sales charge waiver categories:
5. Redemptions of Class A shares from any of the Templeton Global Strategy Funds if you:

o   Are a qualified investor, and

o   Reinvest the money within 365 days of the redemption date.

The Fund's Contingent Deferred Sales Charge will not be waived if a contingent deferred sales charge applied to the redemption of your Class A shares of the Global Strategy Funds. The amount of the Global Strategy Funds' contingent deferred sales charge that applied to your redemption will be used to buy shares in the Fund, based on the amount of those proceeds being reinvested, but the Contingency Period will start again.

If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

III. The following paragraph is added at the end of the section "How Do I Buy Shares?":

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.